SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs associated with a Public Offering (Q2) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Offering Costs associated with a Public Offering [Abstract]
Transaction costs	$ 15,623,739	$ 15,623,739
Underwriting fees	5,520,000	5,520,000
Deferred underwriting fees	9,660,000	9,660,000
Other offering costs	$ 443,739	443,739
Deferred underwriting commission		$ 0	$ 9,660,000